Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment	12 Months Ended
Dec. 31, 2019
Communication and network equipment [member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	4-12
Network infrastructure [member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	12-33
Equipment and infrastructure for multichannel television [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	3-15
Subscriber equipment and installations [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	4-8
Vehicles [member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	6-7
Office equipment [member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	5-10
Electronic equipment, computers and internal communication systems [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	3-7
Cellular network [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	4-10
Passive radio equipment at cellular network sites [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	Up to December 31, 2037
Buildings [member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	25
Seabed cable [Member]
Significant accounting policies (Details) - Schedule of estimated useful lives property, plant and equipment [Line Items]
Property, plant and equipment estimated useful lives	4-25 (mainly 25)